Property and Equipment (Details) - Schedule of Property and Equipment - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Equipment and furniture		$ 9,567	$ 9,567
Less accumulated depreciation		(7,239)	(6,569)
Property and equipment, net	$ 18,609	$ 2,328	$ 2,998